Research and Development Expenditures Recognized as Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Administrative expenses	￦	110,315	116,273	123,092
Cost of sales		389,460	351,861	345,457

	￦	499,775	468,134	468,549